Debt	12 Months Ended
Dec. 31, 2014
Debt
Debt

Note 12—Debt

        The Company's total debt at December 31, 2014 and 2013, amounted to $7,691 million and $8,023 million, respectively.

Short-term debt and current maturities of long-term debt

        The Company's "Short-term debt and current maturities of long-term debt" consisted of the following:

	December 31,
($ in millions)	2014	2013
Short-term debt (weighted-average interest rate of 5.8% and 6.9%, respectively)	299	423
Current maturities of long-term debt (weighted-average nominal interest rate of 5.9% and 3.6%, respectively)	54	30

Total	353	453

        Short-term debt primarily represented short-term loans from various banks and issued commercial paper.

        At December 31, 2014, the Company had in place two commercial paper programs: a $2 billion Euro-commercial paper program for the issuance of commercial paper in a variety of currencies (which replaced the previous $1 billion Euro-commercial paper program in February 2014), and a $2 billion commercial paper program for the private placement of U.S. dollar denominated commercial paper in the United States. During 2014, the Company terminated its 5 billion Swedish krona commercial paper program which provided for the issuance of Swedish krona and euro-denominated commercial paper. At December 31, 2014 and 2013, $120 million and $100 million, respectively, was outstanding under the $2 billion program in the United States.

        In addition, during 2014, the Company replaced its $2 billion multicurrency revolving credit facility, maturing 2015, with a new 5-year multicurrency credit facility. The new credit facility matures in 2019 but the Company has the option in 2015 and 2016 to extend the maturity to 2020 and 2021, respectively. The facility is for general corporate purposes. Interest costs on drawings under the facility are LIBOR or EURIBOR (depending on the currency of the drawings) plus a margin of 0.20 percent, while commitment fees (payable on the unused portion of the facility) amount to 35 percent of the margin, which represents commitment fees of 0.07 percent per annum. Utilization fees, payable on drawings, amount to 0.075 percent per annum on drawings up to one-third of the facility, 0.15 percent per annum on drawings in excess of one-third but less than or equal to two-thirds of the facility, or 0.30 percent per annum on drawings over two-thirds of the facility. No amount was drawn at December 31, 2014 and 2013, under either of the facilities. The new facility contains cross-default clauses whereby an event of default would occur if the Company were to default on indebtedness as defined in the facility, at or above a specified threshold.

Long-term debt

        The Company utilizes derivative instruments to modify the interest characteristics of its long-term debt. In particular, the Company uses interest rate swaps to effectively convert certain fixed-rate long-term debt into floating rate obligations. The carrying value of debt, designated as being hedged by fair value hedges, is adjusted for changes in the fair value of the risk component of the debt being hedged.

        The following table summarizes the Company's long-term debt considering the effect of interest rate swaps. Consequently, a fixed-rate debt subject to a fixed-to-floating interest rate swap is included as a floating rate debt in the table below:

	December 31,
	2014			2013
($ in millions, except % data)	Balance	Nominal rate	Effective rate	Balance	Nominal rate	Effective rate
Floating rate	2,318	2.7%	1.1%	2,211	2.7%	1.2%
Fixed rate	5,074	3.2%	3.2%	5,389	3.1%	3.1%

	7,392			7,600
Current portion of long-term debt	(54)	5.9%	5.9%	(30)	3.6%	3.6%

Total	7,338			7,570

        At December 31, 2014, the principal amounts of long-term debt repayable (excluding capital lease obligations) at maturity were as follows:

($ in millions)
2015	25
2016	1,140
2017	869
2018	354
2019	1,523
Thereafter	3,273

Total	7,184

        Details of the Company's outstanding bonds were as follows:

	December 31,
	2014			2013
		Nominal outstanding	Carrying value(1)		Nominal outstanding	Carrying value(1)
		(in millions)			(in millions)
Bonds:
2.5% USD Notes, due 2016	USD	600	$599	USD	600	$598
1.25% CHF Bonds, due 2016	CHF	500	$512	CHF	500	$568
1.625% USD Notes, due 2017	USD	500	$498	USD	500	$498
4.25% AUD Notes, due 2017	AUD	400	$335	AUD	400	$353
1.50% CHF Bonds, due 2018	CHF	350	$354	CHF	350	$393
2.625% EUR Instruments, due 2019	EUR	1,250	$1,518	EUR	1,250	$1,722
4.0% USD Notes, due 2021	USD	650	$643	USD	650	$642
2.25% CHF Bonds, due 2021	CHF	350	$381	CHF	350	$396
5.625% USD Notes, due 2021	USD	250	$283	USD	250	$287
2.875% USD Notes, due 2022	USD	1,250	$1,275	USD	1,250	$1,230
4.375% USD Notes, due 2042	USD	750	$728	USD	750	$727

Total			$7,126			$7,414

(1)	USD carrying values include bond discounts or premiums, as well as adjustments for fair value hedge accounting, where appropriate.

        The 2.5% USD Notes, due 2016, and the 4.0% USD Notes, due 2021, pay interest semi-annually in arrears, at fixed annual rates of 2.5 percent and 4.0 percent, respectively. The Company may redeem these notes prior to maturity, in whole or in part, at the greater of (i) 100 percent of the principal amount of the notes to be redeemed and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date.

        The 1.25% CHF Bonds, due 2016, and the 2.25% Bonds, due 2021, pay interest annually in arrears, at fixed annual rates of 1.25 percent and 2.25 percent, respectively. The Company has the option to redeem the bonds prior to maturity, in whole, at par plus accrued interest, if 85 percent of the aggregate principal amount of the bonds has been redeemed or purchased and cancelled. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became floating rate Swiss franc obligations and consequently have been shown as floating rate debt in the table of long-term debt above.

        The 1.50% CHF Bonds, due 2018, were issued in January 2012, and the Company recorded net proceeds of CHF 346 million (equivalent to approximately $370 million on date of issuance). The bonds have an aggregate principal of CHF 350 million and pay interest annually in arrears at a fixed annual rate of 1.5 percent. The Company has the option to redeem the bonds prior to maturity, in whole, at par plus accrued interest, if 85 percent of the aggregate principal amount of the bonds has been redeemed or purchased and cancelled.

        The 2.625% EUR Instruments, due 2019, were issued in March 2012, and the Company recorded proceeds (net of fees) of EUR 1,245 million (equivalent to approximately $1,648 million on date of issuance). The instruments have an aggregate principal of EUR 1,250 million and pay interest annually in arrears at a fixed rate of 2.625 percent per annum.

        In May 2012, the Company issued the following notes (i) $500 million of 1.625% USD Notes, due 2017, paying interest semi-annually in arrears at a fixed annual rate of 1.625 percent, (ii) $1,250 million of 2.875% USD Notes, due 2022, paying interest semi-annually in arrears at a fixed annual rate of 2.875 percent, and (iii) $750 million of 4.375% USD Notes, due 2042, paying interest semi-annually in arrears at a fixed annual rate of 4.375 percent. The Company may redeem these notes prior to maturity, in whole or in part, at the greater of (i) 100 percent of the principal amount of the notes to be redeemed and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date. The aggregate net proceeds of these bond issues, after underwriting discount and other fees, amounted to $2,431 million. These notes, registered with the U.S. Securities and Exchange Commission, were issued by ABB Finance (USA) Inc., a 100 percent owned finance subsidiary, and were fully and unconditionally guaranteed by ABB Ltd. There are no significant restrictions on the ability of the parent company to obtain funds from its subsidiaries by dividend or loan. In reliance on Rule 3-10 of Regulation S-X, the separate financial statements of ABB Finance (USA) Inc. are not provided.

        During the third quarter of 2013, the Company entered into interest rate swaps to hedge obligations on an aggregate principal of $850 million of the 2.875% USD Notes, due 2022. During the second quarter of 2014, the Company entered into an additional interest rate swap to hedge a further $200 million of the aggregate principal amount. After considering the impact of such swaps, portions of the outstanding principal became floating rate obligations and consequently $1,050 million and $850 million are shown as floating rate debt at December 31, 2014 and 2013, respectively, in the table of long-term debt above.

        The 5.625% USD Notes, due 2021, were assumed in May 2012, upon the acquisition of Thomas & Betts and pay interest semi-annually in arrears at a fixed annual rate of 5.625 percent. These notes, with an aggregate principal of $250 million, were recorded at their fair value on the date the Company acquired Thomas & Betts and are being amortized to par over the period to maturity. The Company has the option to redeem the notes prior to maturity at the greater of (i) 100 percent of the principal amount of the notes to be redeemed, and (ii) the sum of the present values of remaining scheduled payments of principal and interest (excluding interest accrued to the redemption date) discounted to the redemption date at a rate defined in the note terms, plus interest accrued at the redemption date.

        The 4.25% AUD Notes, due 2017, were issued in November 2012. Net issuance proceeds (after underwriting fees) totaled AUD 398 million (equivalent to approximately $412 million on date of issuance). The notes, with an aggregate principal of AUD 400 million, pay fixed interest of 4.25 percent semi-annually in arrears. The Company entered into interest rate swaps to hedge its interest obligations on these bonds. After considering the impact of such swaps, these bonds effectively became floating rate Australian dollar obligations and consequently have been shown as floating rate debt in the table of long-term debt above.

        The Company's bonds contain cross-default clauses which would allow the bondholders to demand repayment if the Company were to default on any borrowing at or above a specified threshold. Furthermore, all such bonds constitute unsecured obligations of the Company and rank pari passu with other debt obligations.

        In addition to the bonds described above, included in long-term debt at December 31, 2014 and 2013, are capital lease obligations, bank borrowings of subsidiaries and other long-term debt, none of which is individually significant.